Note 9 - Stock-Based Awards, Outstanding and Exercisable Stock Options (Details) (USD $)	12 Months Ended
Mar. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares (in Shares)	4,377,874
Weighted Average Remaining Contractual Life	5 years 11 months 16 days
Weighted Average Exercise Price	$ 1.78
Number of Shares Exercisable (in Shares)	3,531,403
Exercisable Options Weighted Average Exercise Price	$ 1.90
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Exercise Price Limit	$ 0.79
Upper Exercise Price Limit	$ 1.16
Number of Shares (in Shares)	1,591,250
Weighted Average Remaining Contractual Life	8 years 0 months 25 days
Weighted Average Exercise Price	$ 1.00
Number of Shares Exercisable (in Shares)	994,500
Exercisable Options Weighted Average Exercise Price	$ 1.00
Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Exercise Price Limit	$ 1.17
Upper Exercise Price Limit	$ 2.32
Number of Shares (in Shares)	1,868,399
Weighted Average Remaining Contractual Life	4 years 10 months 17 days
Weighted Average Exercise Price	$ 1.64
Number of Shares Exercisable (in Shares)	1,710,586
Exercisable Options Weighted Average Exercise Price	$ 1.62
Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Exercise Price Limit	$ 2.33
Upper Exercise Price Limit	$ 3.48
Number of Shares (in Shares)	464,350
Weighted Average Remaining Contractual Life	6 years 7 months 17 days
Weighted Average Exercise Price	$ 2.63
Number of Shares Exercisable (in Shares)	372,442
Exercisable Options Weighted Average Exercise Price	$ 2.65
Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Exercise Price Limit	$ 3.49
Upper Exercise Price Limit	$ 4.65
Number of Shares (in Shares)	293,375
Weighted Average Remaining Contractual Life	1 year 2 months 23 days
Weighted Average Exercise Price	$ 3.93
Number of Shares Exercisable (in Shares)	293,375
Exercisable Options Weighted Average Exercise Price	$ 3.93
Range 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Exercise Price Limit	$ 4.66
Upper Exercise Price Limit	$ 5.81
Number of Shares (in Shares)	160,500
Weighted Average Remaining Contractual Life	4 years 1 month 28 days
Weighted Average Exercise Price	$ 4.88
Number of Shares Exercisable (in Shares)	160,500
Exercisable Options Weighted Average Exercise Price	$ 4.88